Risk management and concentrations of risk - Cash flow hedges relating to interest rate swaps are included in total gains (losses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Risk management and concentrations of risk
Total gains (losses) on derivative instruments	$ 0	$ 0	$ 0	$ 0